Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:
	RMB	RMB equivalent (US$)		RMB equivalent (HK$)	Total in RMB
	China	Overseas	China	Overseas
December 31, 2018	169,484	16,129	63,254	10,073	258,940
December 31, 2019	59,705	435,152	20,381	1,369	516,607